Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q1PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 31

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Senior Floating Rate Interests 0.1%
Real Estate Management & Development 0.0%
†
a ,c
TBG Hillcrest Senior II LP , First Lien, Delayed Draw CME Term Loan, B , 6.89% ,
( 12-month SOFR + 1.55% ), 1/01/38 .................................... $ 1,946,875 1,947,377
Residential REITs 0.1%
a ,c
Centennial Gardens LP ,
d,e
First Lien, CME Term Loan, B , 7.331% , ( 12-month SOFR + 1.55% ), 1/01/38 ...... 9,515,674 9,538,938
First Lien, Delayed Draw CME Term Loan , 6.886% , ( 1-month SOFR + 2% ), 1/08/25 1,495,232 1,499,515
11,038,453
a a a a a
Total Senior Floating Rate Interests (Cost $ 12,957,781 ) ..........................
12,985,830
Municipal Bonds 98.0%
California 94.9%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ 10,000,000 9,999,694
Alameda Corridor Transportation Authority ,
Revenue , 2022 C , Refunding , AGMC Insured , 5% , 10/01/52 .................. 28,000,000 29,845,441
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/29 .... 20,000,000 16,153,938
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , Zero Cpn., 10/01/30 .... 41,665,000 32,314,416
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,288,464
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,681,143
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 12,721,410
Alisal Union School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/32 ........................... 3,355,000 2,496,446
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/33 ........................... 3,610,000 2,579,200
GO , 2009 B , AGMC Insured , Zero Cpn., 2/01/34 ........................... 3,345,000 2,342,416
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,676,050
Alvord Unified School District ,
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 15,000,000 8,804,316
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/46 ........................... 42,500,000 48,133,592
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,304,985
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,646,398
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/24 ......... 26,855,000 26,620,371
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/26 ......... 29,430,000 27,206,490
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/27 ......... 22,860,000 20,395,114
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/28 ......... 14,425,000 12,423,235
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/29 ......... 24,810,000 20,630,376
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/32 ......... 13,665,000 10,158,542
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/33 ......... 37,070,000 26,468,944
City of Anaheim , Revenue , 1997 C , AGMC Insured , Zero Cpn., 9/01/34 ......... 24,970,000 17,128,763
City of Anaheim , Revenue , 1997 C , AGMC Insured , ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,541,675
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,951,009
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 117,803,988
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 22,415,312
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 12,982,062
f
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,035,152

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... $ 10,000,000 $ 10,382,582
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 5,450,705
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 8,500,000 9,057,312
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 6,750,000 7,167,195
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,335,663
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,536,809
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,760,225
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,715,576
f
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 99,714,620
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 116,575,000 121,899,668
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 40,967,204
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 24,976,994
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 883,297
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,258,715
g
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,729,853
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 29,089,583
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,000,163
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 37,078,796
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,775,000 12,354,879
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 33,112,170
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 31,997,962
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,231,429
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 24,627,524
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , Zero Cpn., 8/01/65 79,990,000 4,901,923
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 13,550,000 12,843,437
California County Tobacco Securitization Agency ,
Alameda County Tobacco Asset Securitization Corp. , Revenue , 2002 , 5.875% ,
6/01/35 ........................................................ 1,675,000 1,675,000
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,120,324
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,873,673
Gold Country Settlement Funding Corp. , Revenue , 2020 B-1 , Refunding , 4% , 6/01/49 35,000 35,000
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 10,295,000 10,296,521
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,649,952
Los Angeles County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% ,
6/01/49 ........................................................ 540,000 546,688
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,292,225
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... 470,000 480,527
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 535,130
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 625,181
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 98,625
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 360,251
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 613,439
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 537,860

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. $ 790,000 $ 797,647
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 622,968
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 830,240
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,297,664
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 745,000 754,886
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 4,255,000 4,279,008
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,206,570
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,241,280
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,280,466
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,666,277
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,305,682
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 452,515
Chapman University , Revenue , 2015 , 5% , 4/01/40 ......................... 5,000,000 5,024,426
Chapman University , Revenue , 2015 , 5% , 4/01/45 ......................... 5,000,000 5,016,115
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/27 ............... 475,000 496,459
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/28 ............... 395,000 418,799
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/29 ............... 400,000 429,141
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/30 ............... 425,000 462,571
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 522,338
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,319,009
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,073,236
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,170,005
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 24,134,063
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,121,926
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/26 7,620,000 6,970,726
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/27 7,365,000 6,481,282
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/28 4,120,000 3,488,661
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/30 5,685,000 4,455,908
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/31 7,615,000 5,731,768
Loyola Marymount University , Revenue , 2001 A , NATL Insured , Zero Cpn., 10/01/32 7,615,000 5,491,913
Santa Clara University , Revenue , 1999 , AMBAC Insured , Zero Cpn., 9/01/26 ..... 2,075,000 1,882,244
Santa Clara University , Revenue , 2015 , Refunding , 5% , 4/01/45 ............... 15,495,000 15,627,349
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 9,350,000 9,642,300
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,881,153
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 18,743,773
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,261,753
University of San Francisco , Revenue , 2018 A , 5% , 10/01/53 ................. 10,000,000 10,216,068
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 658,723
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 656,794
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 656,130
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,181,352
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 499,110
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 25,540,723
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 2,730,000 2,736,153
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,420,158
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ 14,370,000 14,612,731
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,844,141
Children's Hospital of Orange County Obligated Group , Revenue , 2021 B , Refunding ,
5% , 11/01/27 ................................................... 1,000,000 1,056,759

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital of Orange County Obligated Group , Revenue , 2021 B , Refunding ,
5% , 11/01/29 ................................................... $ 1,350,000 $ 1,470,514
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 27,000,000 27,286,257
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 15,770,000 15,804,065
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 3,000,000 2,986,390
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 7,013,868
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,378,285
El Camino Hospital , Revenue , 2017 , 4.125% , 2/01/47 ...................... 11,000,000 10,535,021
El Camino Hospital , Revenue , 2017 , 5% , 2/01/47 .......................... 12,500,000 12,751,162
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 2,015,647
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 2,041,860
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,000,000 3,124,511
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 25,115,065
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 401,130,701
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 14,110,894
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,291,946
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,545,044
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
4% , 11/01/40 ................................................... 3,750,000 3,751,071
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
5% , 11/01/50 ................................................... 25,065,000 26,016,565
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 800,000 836,812
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,439,420
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 867,523
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,113,284
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/43 ..... 2,500,000 2,754,863
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/34 ........................................................ 1,000,000 1,016,135
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/39 ........................................................ 1,450,000 1,467,712
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/44 ........................................................ 1,160,000 1,171,773
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 42,891,391
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 10,166,450
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 22,118,254
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,320,597
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 24,983,735
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 46,552,381 45,221,513
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 14,124,532 13,887,391
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 4,761,026 4,445,975
h
Found Middle LP , Revenue , 2024 L , 5.2% , 12/01/27 ........................ 5,000,000 5,005,469
f,g
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 19,591,483
g
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,560,002
California Infrastructure & Economic Development Bank ,
Broad (The) , Revenue , 2021 A , Refunding , 5% , 6/01/28 ..................... 500,000 536,358
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... 12,750,000 13,448,010

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... $ 25,470,000 $ 26,563,730
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,489,383
f,g
DesertXpress Enterprises LLC , Revenue , 144A, 2020 A , Mandatory Put , 3.95% ,
1/30/25 ........................................................ 35,000,000 35,000,151
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 800,791
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 783,995
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 890,060
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,405,068
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,860,373
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,674,782
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 14,006,890
f
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,086,915
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 32,408,182
California Municipal Finance Authority ,
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 23,288,938
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 9,968,482
1717 University Associates LLC , Revenue , 2020 A-T , 5.25% , 6/01/52 ........... 3,407,000 2,632,621
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 28,103,993
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 2,025,523
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 18,806,739
g
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,669,759
Channing House , Revenue , 2017 B , California Mortgage Insured , 5% , 5/15/47 .... 10,000,000 10,291,963
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,079,875
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/25 ................ 400,000 403,425
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/26 ................ 400,000 409,024
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/27 ................ 500,000 516,999
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/28 ................ 400,000 417,976
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/29 ................ 600,000 634,294
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 5% , 5/15/30 ................ 700,000 748,003
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 597,539
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 910,441
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 783,192
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 747,546
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 15,985,281
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,155,413
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 6,081,533
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,040,000 1,010,739
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 953,293
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,100,000 1,034,454
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,094,068

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... $ 1,280,000 $ 1,181,905
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 390,284
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 786,707
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 844,757
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,056,162
g
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 29,785,771
g
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,790,896
g
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 21,500,841
g
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 54,976,633
g
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 568,362
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,595,986
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,422,644
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 73,614,225
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,551,902
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,016,907
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,011,506
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 55,549,670
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,268,005
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,170,220
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 21,475,841
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 12,978,647
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,402,552
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,317,689
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/47 .... 8,650,000 7,971,593
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,481,283
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,740,840
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 45,136,879
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 41,680,550
South Central Los Angeles Regional Center for Developmentally Disabled Persons ,
Revenue , 2013 , 5.75% , 12/01/43 .................................... 33,895,000 33,923,868
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 9,643,464
California Pollution Control Financing Authority ,
g
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 7,250,000 7,516,532
g
Poseidon Resources Channelside LP , Revenue , 144A, 2019 , Refunding , 5% ,
11/21/45 ....................................................... 11,365,000 11,592,611
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/30 ....... 5,200,000 5,626,530
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/31 ....... 3,000,000 3,272,021
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/32 ....... 5,500,000 6,039,457
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/33 ....... 6,000,000 6,625,828
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/34 ....... 3,250,000 3,573,163
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/35 ....... 3,250,000 3,546,969
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/36 ....... 2,650,000 2,875,191
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/37 ....... 2,300,000 2,479,020
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 7/01/38 ....... 2,000,000 2,143,064
g
Poseidon Resources Channelside LP , Revenue , 144A, 2023 , 5% , 11/21/45 ...... 2,200,000 2,279,498
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 15,095,215
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 630,000 646,125
g
California School Finance Authority ,
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 434,342

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
California School Finance Authority, (continued)
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... $ 325,000 $ 312,522
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 478,028
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 670,536
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,923,415
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 980,665
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,521,895
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,332,455
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,215,846
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,751,403
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 275,000 271,640
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/38 ............................................ 465,000 435,704
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/48 ............................................ 675,000 574,465
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,572,891
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 741,981
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 975,077
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 987,782
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 553,397
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 727,572
California State Public Works Board ,
Judicial Council of California , Revenue , 2014 B , 5% , 10/01/39 ................ 10,000,000 10,042,629
State of California Department of Corrections & Rehabilitation , Revenue , 2019 C ,
5% , 11/01/44 ................................................... 5,000,000 5,307,930
State of California Department of General Services , Revenue , 2021 D , 4% , 11/01/35 1,210,000 1,263,092
California State University ,
Revenue , 2015 A , Refunding , 5% , 11/01/43 .............................. 11,000,000 11,177,230
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,860,806
f
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. 12,000,000 10,776,287
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,767,007
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 53,000,000 54,686,100
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,914,176
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,507,056
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 18,174,110
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 42,412,741
Revenue , 2019 A , 5% , 11/01/49 ....................................... 77,595,000 81,482,238
California Statewide Communities Development Authority ,
Revenue , 2004 A , AGMC Insured , 5.25% , 10/01/24 ........................ 60,000 60,081
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,260,271
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,305,000 3,253,937
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,376,028
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 67,807,787
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,192,352
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,655,786

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... $ 350,000 $ 360,431
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 754,083
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,221,880
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 498,139
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 742,936
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,035,806
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,882,192
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,038,963
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,101,564
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 972,359
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,715,000 1,708,952
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 369,406
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,181,336
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,819,667
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ 600,000 641,307
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 880,000 934,964
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,907,422
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 19,145,900
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,254,548
USC Obligated Group , Revenue , 2018 , Refunding , 4% , 1/01/34 ............... 3,485,000 3,530,395
Carlsbad Unified School District ,
GO , 2011 C , Zero Cpn., 8/01/35 ....................................... 33,000,000 36,301,670
GO , B , 2% , 8/01/24 ................................................ 1,000,000 995,686
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,630,000 16,990,465
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 9,926,615
Chabot-Las Positas Community College District , GO , B , 5% , 8/01/24 .............
5,500,000 5,510,592
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 27,710,534
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 350,000 344,375
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 681,136
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 859,299
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 805,644
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 676,255
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 740,493
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,573,544
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 885,645
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,072,023

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District, (continued)
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... $ 2,740,000 $ 2,846,007
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,062,476
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,057,458
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,752,171
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 17,092,879
GO , 2020 B , 5% , 8/01/55 ............................................ 12,500,000 13,119,843
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,175,654
g
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 861,466
g
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,852,614
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 518,924
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 635,558
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 745,559
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 940,688
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 412,096
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 660,448
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,001,710
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,500,000 1,488,170
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 581,914
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,291,803
h
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,002,257
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,041,643
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,693,597
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,096,609
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,281,206
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,027,180
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,112,021
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,339,150
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,647,617
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 764,111
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 782,236
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 970,033
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,304,632
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 697,641
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,298,514

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Fontana, (continued)
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... $ 530,000 $ 494,860
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 426,058
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,584,804
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 605,574
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 497,366
City of Irvine ,
Assessment District No. 21-1 , 1915 Act, Special Assessment , Refunding , 4% ,
9/02/26 ........................................................ 1,245,000 1,251,531
Assessment District No. 21-1 , 1915 Act, Special Assessment , Refunding , 4% ,
9/02/27 ........................................................ 1,500,000 1,511,496
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,673,985
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 991,258
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 932,861
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 276,458
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 151,106
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 295,219
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,006,290
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,335,446
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 1,990,918
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 16,125,146
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,950,099
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 9,162,340
City of Los Angeles ,
Department of Airports , Revenue , 2015 D , 5% , 5/15/33 ..................... 11,420,000 11,506,472
Department of Airports , Revenue , 2015 D , 5% , 5/15/41 ..................... 17,000,000 17,065,385
Department of Airports , Revenue , 2016 B , 5% , 5/15/41 ...................... 10,000,000 10,079,311
Department of Airports , Revenue , 2016 B , 5% , 5/15/46 ...................... 15,265,000 15,350,360
Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ...................... 3,680,000 3,732,665
Department of Airports , Revenue , 2017 A , 5% , 5/15/47 ...................... 51,110,000 51,547,154
Department of Airports , Revenue , 2017 B , 5% , 5/15/42 ...................... 4,000,000 4,147,855
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 32,985,000 33,632,545
Department of Airports , Revenue , 2018 A , 5.25% , 5/15/48 ................... 10,000,000 10,257,957
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,811,594
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 39,936,893
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 16,995,000 18,032,305
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 34,773,142
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,216,912
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,477,780
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 23,485,000 24,724,825
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 10,495,000 10,929,305
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 10,987,607
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,577,975
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,462,682
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,328,024
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 24,289,648
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/36 ............. 3,665,000 3,911,314
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/38 ............. 4,920,000 5,202,413

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/41 ............. $ 7,005,000 $ 7,318,607
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/46 ............. 25,965,000 26,911,928
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/51 ............. 26,450,000 27,155,154
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,098,588
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,691,500
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 150,968
Department of Airports , Revenue , 2022 C , Refunding , 5% , 5/15/45 ............. 8,000,000 8,345,733
Department of Airports , Revenue, Senior Lien , 2015 A , 5% , 5/15/40 ............ 3,000,000 3,013,031
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,034,542
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 6,998,678
Department of Airports , Revenue, Senior Lien , 2022 G , 5% , 5/15/29 ............ 2,000,000 2,114,312
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 16,025,947
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,573,083
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,488,976
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ 25,000,000 26,015,588
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,494,341
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,597,520
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,928,576
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,715,631
Wastewater System , Revenue , 2015 A , 5% , 6/01/44 ........................ 9,500,000 9,595,218
Wastewater System , Revenue , 2015 C , Refunding , 5% , 6/01/45 ............... 24,190,000 24,428,003
Wastewater System , Revenue , 2018 A , 5% , 6/01/43 ........................ 10,000,000 10,474,439
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 302,507
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 99,536
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 483,050
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/38 ........................................................ 500,000 520,460
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/43 ........................................................ 600,000 611,484
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/48 ........................................................ 700,000 705,168
Community Facilities District No. 2022-1 Quartz Ranch , Special Tax , 2023 A , 5% ,
9/01/53 ........................................................ 1,000,000 994,732
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 842,229
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 367,456
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 379,732
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,371,858
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/36 ........... 525,000 503,480
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/42 ........... 650,000 582,411
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 760,781
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 802,339
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 835,445
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 399,745
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 631,165
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 804,004
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 771,923

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... $ 7,500,000 $ 7,623,210
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,121,985
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 532,505
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,114,586
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 868,161
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 550,000 531,169
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 505,899
City of Riverside , Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/40 .............
25,000,000 25,333,267
City of Roseville ,
Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 .................... 5,000 5,004
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,201,973
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,012,415
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 991,773
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,128,401
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 13,959,464
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 21,819,165
City of San Diego ,
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/28 .... 880,000 887,922
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/29 .... 690,000 697,298
Community Facilities District No. 2 , Special Tax , 2021 , Refunding , 4% , 9/01/30 .... 425,000 430,121
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/48 ....... 47,895,000 53,350,327
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/52 ....... 40,170,000 44,319,995
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 512,007
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,243,526
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 2,899,076
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 321,042
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,319,739
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,556,622
City of Vernon ,
Electric System , Revenue , 2021 A , 5% , 10/01/24 .......................... 2,500,000 2,505,746
Electric System , Revenue , 2021 A , 5% , 4/01/28 ........................... 2,000,000 2,070,229
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,436,422
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 446,049
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 382,025
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 438,594
g
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 6,290,429

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
CMFA Special Finance Agency, (continued)
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... $ 54,800,000 $ 47,329,269
g
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,537,537
g
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 63,567,601
g
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 24,200,995
g
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,072,778
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,227,520
GO , C , AGMC Insured , Zero Cpn., 8/01/36 ............................... 8,000,000 4,988,849
GO , C , AGMC Insured , Zero Cpn., 8/01/37 ............................... 8,000,000 4,755,376
GO , C , AGMC Insured , Zero Cpn., 8/01/40 ............................... 7,500,000 3,752,449
GO , C , AGMC Insured , Zero Cpn., 8/01/43 ............................... 10,000,000 4,171,156
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 7,120,037
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,256,792
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 7,932,325
Corona-Norco Unified School District ,
GO , 1998 B , AGMC Insured , Zero Cpn., 9/01/24 ........................... 2,620,000 2,596,040
GO , 1998 B , AGMC Insured , Zero Cpn., 3/01/25 ........................... 1,400,000 1,361,753
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/25 ........................... 4,655,000 4,443,557
GO , 1998 C , NATL Insured , Zero Cpn., 9/01/26 ........................... 6,080,000 5,590,985
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 998,708
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,347,690
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 864,474
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,253,642
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,167,558
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 886,711
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,292,340
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 933,917
County of Riverside ,
Revenue , 2023 , 5% , 6/28/24 ......................................... 11,000,000 11,007,502
Community Facilities District No. 07-2 , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/45 ........................................................ 2,730,000 2,639,865
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/41 ................... 9,000,000 9,152,485
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,209,397
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 288,446
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 276,778
g
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,800,000 7,935,698
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,318,535
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,753,128
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,129,531
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,104,909
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 2.8% , 3/01/47 21,400,000 16,006,650
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,074,815
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,121,527

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
CSCDA Community Improvement Authority, (continued)
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... $ 18,250,000 $ 15,330,261
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 11,770,818
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 39,600,000 31,681,517
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 31,599,072
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,960,847
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 18,755,000 16,986,756
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 40,054,830
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,230,495
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,646,988
Parrallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 .................... 17,840,000 15,100,395
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,420,000 1,111,714
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 27,831,651
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 17,785,784
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,096,410
Towne at Glendale Apartments , Revenue , 144A, 2022 A , Zero Cpn., 9/01/62 ..... 53,000,000 27,850,636
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,568,517
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,437,136
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,082,343
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,654,673
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 18,797,715
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,875,111
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 579,339
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 622,388
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,085,320
East Bay Municipal Utility District ,
Water System , Revenue , 2014 A , Refunding , 5% , 6/01/35 ................... 10,000,000 10,000,000
Water System , Revenue , 2014 B , Refunding , 5% , 6/01/24 ................... 4,140,000 4,140,000
Water System , Revenue , 2014 C , Refunding , 5% , 6/01/44 ................... 14,000,000 14,000,000
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/36 ................... 7,355,000 7,454,082
Water System , Revenue , 2015 C , 4% , 6/01/45 ............................ 9,070,000 8,942,138
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,397,212
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,255,420
Eastern Municipal Water District ,
Revenue , 2021 A , Refunding , 4% , 7/01/28 ............................... 2,480,000 2,565,083
f
Revenue , 2021 B , Refunding , Mandatory Put , 3.46% , 7/01/24 ................ 7,500,000 7,496,969
h
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,194,621
h
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,498,535
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,427,559
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 2,835,647
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,327,056
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 851,517
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,744,784

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
$ 30,705,000 $ 31,034,959
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,515,725
Fairfax School District , GO , 2011 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 3,087,333
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,009,675 809,025
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,310,344
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 733,369
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 779,970
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 422,215
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 480,246
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.5% , 1/15/31 ................. 35,000,000 39,395,093
Revenue , 2013 A , Refunding , AGMC Insured , 5.625% , 1/15/32 ............... 37,260,000 42,125,079
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 98,000,000 115,739,784
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/37 .............. 41,250,000 25,041,118
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/38 .............. 77,650,000 44,801,317
Revenue , 2013 A , Refunding , AGMC Insured , Zero Cpn., 1/15/39 .............. 56,100,000 30,706,638
Revenue , 2013 A , Refunding , Zero Cpn., 1/15/42 .......................... 130,000,000 58,385,197
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/25 .................... 20,660,000 20,237,689
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,243,422
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,750,225
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,776,420
Revenue, Senior Lien , 1995 A , ETM, Zero Cpn., 1/01/29 .................... 35,310,000 30,386,956
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 16,587,545
Fowler Unified School District ,
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/41 .......................... 3,095,000 1,465,599
GO , 2010 C , AGMC Insured , Zero Cpn., 8/01/42 .......................... 3,005,000 1,349,704
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,785,813
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,164,159
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,410,245
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,867,861
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
10,735,000 8,897,062
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 995,000 995,736
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 21,962,487
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 211,434
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 406,332
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 593,081
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 5,079,510
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 9,896,521
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 638,618
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 23,948,728
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 11,471,475
Hemet Unified School District ,
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,502,228
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 994,732
h
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,005,440

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
$ 10,005,000 $ 8,372,943
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,043,055
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,128,194
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/36 ... 700,000 706,018
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/41 ... 900,000 896,805
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/46 ... 925,000 904,438
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/51 ... 1,250,000 1,190,876
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 737,952
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,314,928
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,830,365
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,800,700
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,022,837
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,733,027
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,573,942
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,556,693
Community Facilities District No. 01-1 , Special Tax , 2015 , Refunding , BAM Insured ,
5% , 9/01/38 .................................................... 7,000,000 7,070,870
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 10,940,000 11,036,699
Jefferson Union High School District ,
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/25 ..................... 805,000 822,281
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/29 ..................... 3,075,000 3,330,394
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 128,552
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 131,755
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 863,841
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 779,387
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 732,061
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,857,655
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 352,436
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 498,768
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,243,576
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 850,000 840,696
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,307,939
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 40,375,732
Lancaster School District ,
GO , 2001 , NATL Insured , Zero Cpn., 8/01/25 ............................. 5,495,000 5,248,489
GO , 2001 , NATL Insured , Zero Cpn., 7/01/26 ............................. 5,965,000 5,492,943
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,591,444
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/39 ........................ 10,280,000 10,291,709
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/44 ........................ 6,085,000 6,090,868
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 6,034,465
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 14,916,052
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,334,006
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 17,951,369
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,306,308
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 73,474,446
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 38,833,329
Los Angeles Community College District ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 5,890,000 6,003,220

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Community College District, (continued)
GO , 2016 , Refunding , 5% , 8/01/38 ..................................... $ 10,000,000 $ 10,313,950
GO , 2016 D , 5% , 8/01/25 ............................................ 6,620,000 6,747,252
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2021 A , 5% , 6/01/26 ........................................ 4,000,000 4,137,673
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 18,181,062
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/37 ....................... 10,970,000 11,279,524
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,911,137
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,129,261
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,904,675
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,196,267
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,869,989
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 28,005,065
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/32 ....................... 6,700,000 7,424,476
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/35 ....................... 18,960,000 20,981,034
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,933,324
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,370,967
Sales Tax , Revenue , 2021 A , 5% , 6/01/24 ............................... 5,500,000 5,500,000
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,111,599
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,809,083
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,312,909
Los Angeles County Sanitation Districts Financing Authority ,
Revenue , 2022 A , 5% , 10/01/25 ....................................... 6,830,000 6,989,798
Los Angeles County Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% ,
10/01/42 ....................................................... 16,430,000 16,161,319
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 6,970,199
Los Angeles Department of Water & Power ,
Revenue , 2014 D , 5% , 7/01/44 ........................................ 43,985,000 43,992,552
Revenue , 2014 D , Refunding , 5% , 7/01/44 ............................... 7,955,000 7,961,280
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/35 ................... 15,105,000 15,223,177
Power System , Revenue , 2015 A , Refunding , 5% , 7/01/36 ................... 17,795,000 17,938,260
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 15,248,469
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,225,167
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 23,091,132
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 5,000,000 5,143,975
Power System , Revenue , 2017 C , 5% , 7/01/47 ............................ 99,525,000 102,915,648
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/38 ................... 8,960,000 9,482,743
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 8,215,000 8,684,423
Power System , Revenue , 2019 A , 5% , 7/01/45 ............................ 9,535,000 10,023,290
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 13,266,649
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/44 ................... 17,555,000 18,575,635
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,788,143
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 20,800,000 22,254,153
Power System , Revenue , 2021 C , 5% , 7/01/45 ............................ 14,455,000 15,614,600
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 9,101,485
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/40 ................... 6,000,000 6,621,649
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 5,000,000 5,478,251
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 6,250,000 6,844,791
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 5,000,000 5,456,730
Power System , Revenue , 2023 A , Refunding , 5% , 7/01/31 ................... 10,000,000 11,258,271
Water System , Revenue , 2014 A , Refunding , 5% , 7/01/44 ................... 84,000,000 84,208,858
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 30,353,432
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 25,025,203
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 35,468,867
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................... 18,475,000 19,068,149
Water System , Revenue , 2018 A , 5% , 7/01/25 ............................ 3,940,000 4,014,399

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System , Revenue , 2018 A , 5% , 7/01/43 ............................ $ 5,425,000 $ 5,664,536
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 8,380,000 8,798,023
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,274,686
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/26 ................................... 4,000,000 4,066,659
GO , 2017 A , Refunding , 5% , 7/01/25 ................................... 18,750,000 19,070,104
GO , 2020 C , 4% , 7/01/33 ............................................ 7,000,000 7,299,081
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,255,114
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,521,325
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 27,783,453
Los Gatos-Saratoga Joint High School District ,
GO , A , 4% , 8/01/39 ................................................ 10,635,000 10,496,341
GO , A , 4% , 8/01/44 ................................................ 6,090,000 6,001,225
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 26,723,658
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,014,031
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,110,988
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 497,963
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,207,204
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 783,345
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/51 .................................................... 1,825,000 1,577,395
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/26 .................................................... 75,000 74,594
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/27 .................................................... 140,000 139,127
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/28 .................................................... 105,000 104,237
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,013,015
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,021,247
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,024,401
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 194,849
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 502,684
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 571,751
Metropolitan Water District of Southern California ,
Revenue , 2019 A , Refunding , 5% , 7/01/25 ............................... 10,000,000 10,188,831
Revenue , 2020 A , 5% , 10/01/45 ....................................... 15,665,000 16,706,621
Revenue , 2022 B , Refunding , 3% , 7/01/28 ............................... 20,000,000 19,514,396
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,611,671
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,265,947
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,150,000 1,197,136
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,249,051
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,175,369
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,111,261
Modesto High School District , GO , 2002 A , NATL Insured , Zero Cpn., 5/01/27 ......
12,770,000 11,482,359
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,475,599
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,270,990
Moreno Valley Unified School District ,
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,657,310

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Moreno Valley Unified School District, (continued)
GO , 2004 A , AGMC Insured , ETM, Zero Cpn., 8/01/28 ...................... $ 6,625,000 $ 5,743,168
GO , 2018 B , AGMC Insured , 5% , 8/01/47 ................................ 6,075,000 6,335,599
Mount Diablo Unified School District ,
GO , 2022 B , Refunding , 4% , 8/01/25 ................................... 3,100,000 3,119,653
GO , B , 4% , 8/01/24 ................................................ 1,425,000 1,425,399
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 52,628,130
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 30,944,582
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/24 ........ 60,000 59,885
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 431,181
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 819,447
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 23,455,538
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,693,626
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,568,487
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,849,789
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,245,042
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,921,382
Revenue , 2021 B , Refunding , 5% , 3/01/29 ............................... 500,000 542,581
Revenue , 2021 B , Refunding , 5% , 3/01/30 ............................... 600,000 660,511
Oceanside Unified School District ,
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 10,590,000 5,882,713
GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/39 ........................... 7,860,000 4,131,425
GO , 2015 , Refunding , 5% , 8/01/48 ..................................... 12,000,000 12,135,114
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,113,845
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,125,468
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,091,627
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,585,953
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,222,085
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,111,827
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,366,195
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 13,740,000 14,221,103
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,611,279
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,694,326
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 78,809,280
Palomar Health ,
Obligated Group , GO , 2009 A , AGMC Insured , 7% , 8/01/38 .................. 36,000,000 40,722,361
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 67,480,818
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
11/01/47 ....................................................... 35,000,000 35,673,488
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,009,382
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,066,383
Panoche Water District , Revenue , 2021 B , 1.408% , 9/01/24 .................. 125,000 123,764
Panoche Water District , Revenue , 2021 B , 1.553% , 9/01/25 .................. 130,000 123,991
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 358,436
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 363,596
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 367,939
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. 880,000 711,054
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 896,040
Patterson Joint Unified School District ,
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/24 ........................... 2,075,000 2,061,662
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/25 ........................... 2,170,000 2,072,888

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Patterson Joint Unified School District, (continued)
GO , 2001 A , NATL Insured , Zero Cpn., 8/01/26 ........................... $ 2,265,000 $ 2,080,555
Perris Joint Powers Authority ,
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,292,217
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,075,627
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 952,075
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 10,456,630
GO , 2019 A , AGMC Insured , 4% , 9/01/43 ................................ 5,540,000 5,540,067
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,600,573
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , Zero Cpn., 8/01/43 ....................................... 27,955,000 12,271,406
GO , 2008 D , Zero Cpn., 8/01/46 ....................................... 89,200,000 32,368,129
GO , 2008 D , Zero Cpn., 8/01/49 ....................................... 85,000,000 26,479,464
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,307,512
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ...................
2,000,000 2,111,306
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,234,290
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,513,155
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,630,493
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/50 ........................................................ 7,500,000 7,181,809
Facilities Improvement District No. 2007-1 , GO , B , Zero Cpn., 8/01/46 .......... 45,000,000 15,771,100
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 305,030
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 504,626
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,001,831
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 40,306,837
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 116,410,000 125,224,425
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 80,228,297
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,255,937
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 31,366,035
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,539,104
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5% , 9/01/42 ............................ 4,000,000 4,308,153
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 4.25% , 9/01/47 ......................... 6,000,000 6,003,360
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5.25% , 9/01/52 ......................... 11,000,000 11,819,272
Riverside County Asset Leasing Corp. , County of Riverside , Revenue , 1997 A , NATL
Insured , Zero Cpn., 6/01/24 .......................................... 13,005,000 13,005,000
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/31 ...................................................... 3,685,000 3,883,667
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 384,918
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 710,206

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District, (continued)
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ $ 1,050,000 $ 1,051,796
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,252,231
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 488,793
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 733,936
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 768,888
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,152,590
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,123,351
g
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 14,771,133
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,321,116
Rocklin Unified School District ,
GO , 2003 , NATL Insured , Zero Cpn., 8/01/25 ............................. 8,160,000 7,817,943
GO , 2003 , NATL Insured , Zero Cpn., 8/01/26 ............................. 8,695,000 8,031,098
GO , 2003 , NATL Insured , Zero Cpn., 8/01/27 ............................. 9,080,000 8,074,548
GO , 2003 , NATL Insured , Zero Cpn., 8/01/28 ............................. 16,615,000 14,240,175
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,442,792
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 772,281
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,014,067
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,511,587
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 349,681
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 719,986
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 958,541
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 770,554
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,226,597
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,554,467
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 376,686
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,611,584
h
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,015,862
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,437,673
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,471,941
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,046,209
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 14,108,012
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,496,836
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 18,980,738
Sacramento County Sanitation Districts Financing Authority ,
Sacramento Regional County Sanitation District , Revenue , 2014 A , Refunding , 5% ,
12/01/44 ....................................................... 25,000,000 25,001,920
Sacramento Regional County Sanitation District , Revenue , 2020 A , Refunding , 5% ,
12/01/27 ....................................................... 2,960,000 3,157,567
Sacramento County Water Financing Authority ,
Sacramento County Water Agency , Revenue , 2019 , Refunding , 5% , 6/01/27 ..... 2,000,000 2,105,116

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento County Water Financing Authority, (continued)
Sacramento County Water Agency , Revenue , 2022 A , 4% , 11/01/25 ............ $ 27,060,000 $ 27,298,661
Sacramento Municipal Utility District ,
Revenue , 2021 I , Refunding , 5% , 8/15/25 ................................ 3,500,000 3,572,089
Revenue , 2022 J , Refunding , 5% , 8/15/26 ............................... 2,615,000 2,713,174
Sacramento Transportation Authority , Sales Tax , Revenue , 2023 , Refunding , 5% ,
10/01/37 ........................................................ 2,500,000 2,866,674
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 22,217,168
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 29,268,374
San Diego County Regional Airport Authority ,
Revenue , 2017 A , Refunding , 5% , 7/01/47 ............................... 5,000,000 5,136,689
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,213,637
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,216,897
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,670,493
Revenue , 2021 A , 5% , 7/01/56 ........................................ 7,500,000 7,872,902
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,280,832
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,577,607
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,647,255
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,522,210
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,491,356
San Diego Unified School District ,
GO , 2010 C , Zero Cpn., 7/01/48 ....................................... 29,840,000 26,959,897
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 74,270,000 56,118,694
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 29,686
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 70,176,714
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 34,618,015
GO , R-2 , Refunding , Zero Cpn., 7/01/40 ................................. 79,760,000 75,894,847
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,847,241
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 1,560,000 1,621,762
GO , 2022 D-1 , 5% , 8/01/39 .......................................... 1,500,000 1,681,442
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 20,329,872
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 17,024,012
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 66,154,622
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 28,909,506
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 68,995,601
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 31,427,113
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 8,143,966
Revenue, Second Series , 2014 B , Refunding , 5% , 5/01/44 ................... 31,000,000 31,085,126
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 48,834,871
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,881,846
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 205,797
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 108,059,614
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 33,972,394
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 25,890
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 40,145,000 41,213,981
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 52,245,000 54,177,339
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 10,700,000 11,174,556
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,299,748
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,086,816
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,502,798
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,349,319

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. $ 10,000,000 $ 10,334,617
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,327,889
San Gabriel Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 3,530,000 3,257,703
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 1,850,000 1,675,431
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 727,697
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,022,657
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 132,693,654
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 178,993,228
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 204,750,945
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 182,362,996
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 182,725,421
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 13,155,000 12,352,420
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,583,486
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 29,795,001
Revenue, Senior Lien , 1993 , ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 31,884,359
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/44 ......... 130,746,000 130,896,083
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/50 ......... 191,775,000 186,960,220
San Jose Unified School District ,
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,488,317
COP , 2002 , AGMC Insured , ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,059,600
San Juan Unified School District ,
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/26 ........................... 11,360,000 10,332,699
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/27 ........................... 18,605,000 16,555,092
GO , 2003 B , NATL Insured , Zero Cpn., 8/01/28 ........................... 19,470,000 16,693,921
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,154,746
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,854,105
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , ETM, 5% , 8/01/25 ............................. 10,545,000 10,735,614
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 16,908,751
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 9,944,035
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,358,570
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 21,305,269
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,152,651
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,108,325
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,019,053
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 32,117,768
Southern Mono Health Care District ,
GO , A , NATL Insured , Zero Cpn., 8/01/28 ................................ 2,340,000 1,984,365
GO , A , NATL Insured , Zero Cpn., 8/01/29 ................................ 2,440,000 1,989,064
GO , A , NATL Insured , Zero Cpn., 8/01/30 ................................ 2,550,000 1,997,389
GO , A , NATL Insured , Zero Cpn., 8/01/31 ................................ 2,660,000 1,999,339
State of California ,
GO , NATL Insured , 6% , 8/01/24 ....................................... 255,000 255,790
GO , 5.625% , 9/01/24 ............................................... 90,000 90,354
GO , Refunding , 4% , 10/01/24 ......................................... 5,685,000 5,686,300
GO , Refunding , 4% , 11/01/24 ......................................... 11,655,000 11,670,521

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , 5% , 11/01/24 ................................................. $ 5,000,000 $ 5,026,843
GO , 4% , 12/01/24 ................................................. 3,500,000 3,507,180
GO , 5% , 3/01/25 .................................................. 10,000,000 10,110,118
GO , AMBAC Insured , 5.9% , 3/01/25 .................................... 35,000 35,188
GO , Refunding , 5% , 4/01/25 ......................................... 25,625,000 25,947,898
GO , Refunding , 5% , 11/01/25 ......................................... 39,975,000 40,871,667
GO , Refunding , 5% , 12/01/25 ......................................... 2,375,000 2,431,623
GO , 5% , 4/01/27 .................................................. 4,000,000 4,180,710
GO , Refunding , 5% , 4/01/28 ......................................... 2,930,000 3,111,950
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,568,370
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,517,213
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 5,884,319
GO , 5.75% , 10/01/31 ............................................... 28,805,000 30,048,595
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,474,260
GO , 5% , 4/01/33 .................................................. 5,000,000 5,379,486
GO , Refunding , 5% , 3/01/35 ......................................... 56,185,000 61,294,801
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,280,531
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,271,459
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,074,275
GO , 5% , 10/01/39 ................................................. 13,340,000 13,375,893
GO , 5% , 10/01/39 ................................................. 15,000,000 15,342,441
GO , 5% , 10/01/44 ................................................. 1,660,000 1,663,110
GO , 5% , 3/01/45 .................................................. 17,500,000 17,619,521
GO , 5% , 8/01/45 .................................................. 10,085,000 10,191,967
GO , 5% , 9/01/45 .................................................. 5,000,000 5,123,212
GO , 5% , 8/01/46 .................................................. 57,200,000 58,518,626
GO , 5% , 9/01/46 .................................................. 8,930,000 9,143,415
GO , 5% , 10/01/47 ................................................. 11,000,000 11,211,809
GO , 5% , 10/01/48 ................................................. 5,000,000 5,223,154
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 800,000 805,936
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 5,005,000 5,034,264
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,017
GO , 2017 , 5% , 11/01/27 ............................................. 2,380,000 2,511,148
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 24,163,804
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 12,985,000 13,802,793
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 43,430,431
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 370,000 375,191
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 380,000 377,491
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 515,676
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 637,953
Sulphur Springs Union School District ,
COP , 2010 , AGMC Insured , ETM, 6.5% , 12/01/37 .......................... 275,000 278,619
COP , 2010 , AGMC Insured , 6.5% , 12/01/37 .............................. 1,695,000 1,770,806
COP , 2010 , Pre-Refunded , AGMC Insured , 6.5% , 12/01/37 .................. 9,695,000 10,121,963
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 345,295
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 946,116
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 988,939
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 905,850

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ $ 930,000 $ 887,642
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ 785,000 712,816
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 909,495
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 787,745
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 3% , 9/01/24 ............................. 245,000 243,212
Special Tax , 2021 A , Refunding , 4% , 9/01/25 ............................. 280,000 278,345
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 1,912,659
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,710,404
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,280,324
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,160,301
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 ,
Refunding , 5% , 6/01/29 ............................................ 1,500,000 1,611,574
Sacramento County Tobacco Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 ,
Refunding , 4% , 6/01/49 ............................................ 8,000,000 7,369,507
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 13,665,000 13,710,509
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 550,000 366,655
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,250,000 736,483
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,819,811
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,026,843
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 3% , 9/01/24 ...................................... 100,000 99,556
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/25 ...................................... 115,000 114,306
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 118,029
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 107,728
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 413,949
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 603,122
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 765,328
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,843,295
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 11,030,000 11,134,241
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 8,790,000 8,817,744

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
$ 3,230,000 $ 3,476,256
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ...............
9,060,000 9,690,497
Union Elementary School District ,
GO , 1999 A , NATL Insured , Zero Cpn., 9/01/24 ........................... 2,000,000 1,982,910
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/25 ........................... 5,500,000 5,266,241
GO , 2001 B , NATL Insured , Zero Cpn., 9/01/26 ........................... 5,850,000 5,410,404
University of California ,
Revenue , 2015 I , Refunding , 5% , 5/15/40 ................................ 22,990,000 23,172,874
Revenue , 2015 I , Refunding , 5% , 5/15/50 ................................ 25,420,000 25,592,726
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 19,581,999
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 7,049,401
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,940,361
Revenue , 2017 M , 5% , 5/15/47 ....................................... 27,200,000 28,059,866
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 29,356,281
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 49,256,757
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,555,785
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 15,215,243
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,927,607
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 6,023,494
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,544,165
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 51,597,876
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,941,459
Revenue , 2024 BS , Refunding , 5% , 5/15/37 .............................. 81,135,000 93,501,605
Revenue , 2024 BS , Refunding , 5% , 5/15/38 .............................. 11,000,000 12,570,924
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 236,293
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 141,618
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 214,121
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 22,993,869
Val Verde Unified School District ,
GO , 2010 B , AGMC Insured , 6.125% , 8/01/34 ............................ 1,000,000 1,177,170
GO , 2020 A , BAM Insured , 4% , 8/01/46 ................................. 1,450,000 1,431,004
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 5,757,823
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,243,916
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,752,732
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,417,354
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 3,075,000 3,087,937
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,078,926
Vista Unified School District ,
GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26 ........................... 7,150,000 6,578,903
GO , 2002 A , AGMC Insured , Zero Cpn., 2/01/27 ........................... 4,795,000 4,322,175
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,070,683
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,400,002
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,052,351
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 312,053
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 784,399
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 741,948

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Patterson Financing Authority, (continued)
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ $ 2,440,000 $ 2,452,258
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/40 ..................... 3,000,000 3,050,368
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/45 ..................... 7,500,000 7,602,526
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,403,921
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,146,416
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,831,457
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 392,025
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 751,394
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 879,379
12,352,725,144
Florida 0.7%
g
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 110,500,000 86,253,979
Oregon 0.0%
†
g
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,528,423
Wisconsin 0.2%
g
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 24,566,495
U.S. Territories 2.2%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.499% , 10/01/25 ........................... 2,660,000 2,548,332
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 2,150,000 1,976,693
Revenue , 2021 A , Refunding , 3.099% , 10/01/28 ........................... 3,140,000 2,844,611
Revenue , 2021 A , Refunding , 3.189% , 10/01/29 ........................... 3,560,000 3,162,850
Revenue , 2021 A , Refunding , 3.339% , 10/01/30 ........................... 2,400,000 2,098,246
Revenue , 2021 A , Refunding , 3.489% , 10/01/31 ........................... 2,155,000 1,860,382
Revenue , 2021 A , Refunding , 3.839% , 10/01/36 ........................... 9,650,000 8,055,736
Revenue , 2021 A , Refunding , 4.46% , 10/01/43 ............................ 2,400,000 1,939,405
24,486,255
Puerto Rico 2.0%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ 4,600,000 4,623,776
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,189,589
i
Puerto Rico Electric Power Authority ,
Revenue , 2013 A , 5% , 7/01/29 ........................................ 20,000,000 5,300,000
Revenue , 2013 A , 7% , 7/01/33 ........................................ 50,000,000 13,250,000
Revenue , WW , 5% , 7/01/28 .......................................... 12,030,000 3,187,950
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 471,227 463,866
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 3,593,968 3,530,521
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 29,314,761

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 184,264,000 $ 184,323,757
260,184,220
Total U.S. Territories .................................................................... 284,670,475
Total Municipal Bonds (Cost $ 12,414,499,847 ) ..................................
12,750,744,516
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 3,333,706
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
3,333,706
Total Long Term Investments (Cost $ 12,427,457,628 ) ............................
12,767,064,052
a
a a a a
Short Term Investments 1.1%
Principal
Amount
Municipal Bonds 1.1%
California 1.1%
j
Bay Area Toll Authority , Revenue , 2024 D , Refunding , LOC TD Bank NA , Daily VRDN
and Put , 3.8% , 4/01/59 .............................................. 15,000,000 15,000,000
j
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 3.85% ,
9/01/38 ......................................................... 300,000 300,000
j
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 3.85% , 8/15/47 ................................................ 16,100,000 16,100,000
j
Irvine Ranch Water District ,
Water Service Corp. , Special Assessment , 2009 A , LOC US Bank NA , Daily VRDN
and Put , 3.85% , 10/01/41 .......................................... 9,155,000 9,155,000
Water Service Corp. , Special Assessment , 2009 B , LOC Bank of America NA , Daily
VRDN and Put , 3.8% , 10/01/41 ...................................... 400,000 400,000
j
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 3.8% , 5/15/48 ................... 900,000 900,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 3.8% , 5/15/48 ........... 31,000,000 31,000,000
Revenue , 2023 BP-1 , Refunding , Daily VRDN and Put , 3.7% , 5/15/48 .......... 69,350,000 69,350,000
142,205,000
Total Municipal Bonds (Cost $ 142,205,000 ) .....................................
142,205,000
Total Short Term Investments (Cost $ 142,205,000 ) ...............................
142,205,000
a
Total Investments (Cost $ 12,569,662,628 ) 99.2% ................................
$12,909,269,052
Other Assets, less Liabilities 0.8% .............................................
101,050,432
Net Assets 100.0% ...........................................................
$13,010,319,484

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 33 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
See Note 3 regarding restricted securities.
e
A portion or all of the security purchased on a delayed delivery basis.
f
The maturity date shown represents the mandatory put date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $1,219,024,584, representing 9.4% of net assets.
h
Security purchased on a when-issued basis.
i
Defaulted security or security for which income has been deemed uncollectible.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Restricted Securities
At May 31, 2024 , investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At May 31, 2024, unfunded commitments were as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California Tax-Free Income Fund
9,515,674
a
Centennial Gardens LP, First Lien, CME Term Loan, B,
7.331%, (12-month SOFR + 1.55%), 1/01/38 ...... 10/12/23 - 5/10/24 $ 9,515,674 $ 9,538,938
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $9,515,674 $9,538,938
a
The Fund also invests in unrestricted securities of the issuer, valued at $1,499,515 as of May 31, 2024.
Borrower
Unfunded
Commitment
Franklin California Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 9,260,673
B-2, 7.125%, 7/01/59 44,974,968
$54,235,641
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Senior Floating Rate Interests ............... — — 12,985,830 12,985,830
Municipal Bonds ......................... — 12,750,744,516 — 12,750,744,516
3. Restricted Securities
(continued)

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Escrows and Litigation Trusts ............... $ — $ — $ 3,333,706 $ 3,333,706
Short Term Investments ................... — 142,205,000 — 142,205,000
Total Investments in Securities ........... $— $12,892,949,516 $16,319,536 $12,909,269,052
Other Financial Instruments:
Unfunded Commitments .................. $— $— $2,211,045 $2,211,045
Total Other Financial Instruments ......... $— $— $2,211,045 $2,211,045
a
Includes financial instruments determined to have no value.
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.